Pension benefits - Expected Annual Pension Plan Contributions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
2015	$ 11.4
2016	11.7
2017	12.0
2018	12.4
2019	12.7
2020-2024	69.2
Total payments expected during the next 10 years	$ 129.4